Expense Example {- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-08 - Fidelity® Fund - Fidelity Fund-Retail Class	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591